SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

April 2023 Security Purchase Agreement

Pursuant to a Securities Purchase Agreement dated as of April 25, 2023 (the “SPA”), the Company, completed a private placement of a Senior Secured Promissory Note (the “Senior Note”) with an initial principal amount of $230,000 and the grant of a common stock purchase Warrant (the “Warrant”) that is exercisable for the purchase of up to an aggregate of 43,600,000 shares (the “Warrant Shares”) of our Common Stock with a third-party investor (the “Investor”). In addition, to secure our obligations to the Investor under the Senior Note, we also entered into a Security Agreement (the “Security Agreement”) with and in favor of the Investor. Our subsidiaries are also parties to the Security Agreement.

The transactions contemplated by the SPA were consummated on April 25, 2023 (the “Issue Date”). Upon the funding, we sold and issued the Senior Note and granted the Warrant. Pursuant to the SPA, the purchase price for the Senior Note was $230,000, less $21,900 in fees, which consisted of an 10% “original issue discount” of $18,400 and $3,500 for the Investor’s legal fees.

The Senior Note is due 12 months from its issuance date and is secured by all of our assets and the assets of each of our subsidiaries pursuant to the Security Agreement. The security interest granted to the Investor under the Security Agreement is subordinate to the continuing security interest that remains in effect pursuant to the previous grant of a security interest in connection with a still-outstanding debenture to an earlier investor. Initially, the Senior Note is convertible into shares of our Common Stock (the “Conversion Shares”) at a fixed conversion price of $0.0045 per share, subject to adjustment due to merger, consolidation, exchange of shares, recapitalization, reorganization, or similar event as set forth in the Senior Note (the “Conversion Price”). The Senior Note contains an adjustment provision that, subject to certain exceptions, reduces the conversion price if we issue shares of our Common Stock or common stock equivalents at a price lower than the then-current Conversion Price of the Senior Note. Upon any stock splits, reverse stock splits, distributions, stock dividends, or other similar event, the Investor will be entitled to participate in such an event on an “as converted” basis. The Senior Note is subject to a “conversion blocker” such that the Investor cannot convert any portion of the Senior Note that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of our Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the Senior Note or exercise of the Warrant that had not then been converted or exercised, respectively). The Investor does not have the right to convert the Senior Note until six months after the Issue Date. The Senior Note accrues interest at an annual rate equal to 10% and is due and payable on its maturity date (or sooner if the Investor converts the Senior Note or otherwise accelerates the maturity date, as provided for in the Senior Note). Interest is payable in cash on the maturity date or, in shares of the Common Stock at the then-current Conversion Price if the Investor converts the Senior Note or otherwise accelerates the maturity date, as provided for in the Senior Note.

At our option, we have the right to redeem, in full, the outstanding principal and interest under the Senior Note prior to its maturity date; provided, that, as of the date of the then-holder’s receipt of the redemption notice, there has not been an Event of Default. We must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a $750 administrative fee (the “Redemption Amount”). We must provide seven Trading Days’ (as such term is defined in the Senior Note) prior notice to the then-holder of the Senior Note of our intent to make a redemption. If such notice of redemption is received six months after the Issue Date, the then-holder has the right to convert any or all of such to-be-prepaid amount into shares of our Common Stock in accordance with the conversion provisions of the Senior Note prior to such redemption.

Further, commencing on May 10, 2023, and continuing on the tenth day of each calendar month thereafter, we are required to redeem an amount equivalent to the sum of $2.00 for each 12-count case of our beverages that we sell in the ordinary course, calculated two months in arrears. Accordingly, the first redemption payment is due and payable on May 10, 2023 for the cases sold during the month of March, 2023. Mandatory redemption payments are based upon revenues recognized by us in accordance with US GAAP for each such month, rather than upon the receipt by us of funds received from sales during a relevant month. However, if we have made a per-case redemption payment to the holder pursuant to the terms of the “Mast Hill Debenture 2”, then, for such month, the mandatory payment under this Senior Note is waived. The above-referenced seven trading days’ prior notice and conversion provisions do not apply to any of the mandatory redemption payments.

We also granted the Warrant to purchase up to an aggregate of the 43,600,000 Warrant Shares. The Warrant has a five-year term and is immediately exercisable at an exercise price of $0.004 per share, subject to adjustment and is exercisable by the then-holder on a “cashless” basis.

The Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if we issue shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will result in an equitable adjustment of the exercise price of the Warrant and, in certain circumstances, the number of Warrant Shares. The Warrant is subject to an “exercise blocker,” such that the Investor cannot exercise any portion of the Warrant that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of our Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the Warrant or conversion of the Senior Note that had not then been exercised or converted, respectively).

Cashless Conversion of Secured Convertible Debentures

On April 21, 2023, the Company issued an aggregate of 87,500,000 shares of Common Stock to Mast Hill upon the conversion of $184,896 of principal, and $6,604 of accrued interest at an exercise price of $0.0022. We issued these shares of common stock pursuant to the exception from registration provided by Section 3(a)(9) of the Securities Act, we did not receive any funds resulting from the conversions as we had received funds from Mast Hill Fund from the secured debentures that we sold in July 2022.

Addendum of Advance Agreement

On April 3, 2023, the Company entered into a First Addendum to Standard Merchant Cash Advance Agreement (the “First Addendum”) to amend an Advance Agreement (the “Advance”), dated as of November 2, 2022. The original note was in the principal amount of $250,000. The Agreement is amended and restated in its entirety with which the Company received a lump sum payment of $206,650, less prior outstanding balance of $53,475, and in return, the lender receives a secured right to collect a fix sum of future receipts/revenue of $312,750 to be collected by the Company.

On May 2, 2023, the Company entered into a First Addendum to Standard Merchant Cash Advance Agreement (the “First Addendum”) to amend an Advance Agreement (the “Advance”), dated as of September 30, 2022. The original note was in the principal amount of $340,000. The Agreement is amended and restated in its entirety with which the Company received a lump sum payment of $189,950, less prior outstanding balance of $108,160, and in return, the lender receives a secured right to collect a fix sum of future receipts/revenue of $200,000 to be collected by the Company.

NOTE 15 – SUBSEQUENT EVENTS

Cashless Exercise of Warrants

Subsequent to December 31, 2022, the Company issued an aggregate of 67,164,179 shares of Common Stock to Mast Hill upon the cashless exercise of a warrants, at an average exercise price of $0.0022 (see Note 13).

Common Stock Issuable

On February 16, 2023, we issued 1,000 shares of our Series C Preferred Stock to Robert Clark. As of that date, there were 169,999,860 share of common stock that were issuable to Mr. Clark. For this issuance we utilized 1,000 of issuable shares. We issued these shares of common stock pursuant to the exception from registration provided by Section 4a2 of the Securities Act.

Cashless Conversion of Secured Convertible Debentures

On March 1, 2023, the Company issued an aggregate of 72,000,000 shares of Common Stock to Mast Hill upon the conversion of $122,352 of principal, and $35,048 of accrued interest, at an exercise price of $0.0022. We issued these shares of common stock pursuant to the exception from registration provided by Section 3(a)(9) of the Securities Act, we did not receive any funds resulting from the conversions as we had received funds from Mast Hill Fund from the secured debentures that we sold in July 2022.

Lines of Credit

On March 7, 2023, the Company entered into a Line of Credit Agreement with Celtic Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 35.90 percent per annum. The line of credit matures on March 7, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. On March 7, 2023, the Company drew down $200,000 under this line of credit.

On March 9, 2023, the Company entered into a Line of Credit Agreement with American Express National Bank Celtic Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $85,000. Advances under this line of credit bear interest at the rate of 19.32 percent per annum. The line of credit matures on September 9, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. The line of credit requires minimum monthly payments of $5,572. On March 9, 2023, the Company drew down $85,000 under this line of credit.

Satisfaction of Note Payable

On March 8, 2023, the Company satisfied a secured non-interest-bearing advance, less purchase discount of $7,426. The advance, dated December 16, 2022, included a lump sum payment of $143,957 after fees, and in return, the lender receives a secured right to collect a fixed sum of future receipts/revenue of $216,956.

March 2023 Securities Purchase Agreement

Pursuant to a Securities Purchase Agreement dated as of March 13, 2023 (the “March SPA”), the Company completed a private placement of a Senior Secured Promissory Note (the “March Senior Note”) with an initial principal amount of $475,000 and the grant of a common stock purchase Warrant (the “March Warrant”) that is exercisable for the purchase of up to an aggregate of 80,000,000 shares (the “March Warrant Shares”) of our Common Stock with a third-party investor (the “Investor”). In addition, to secure our obligations to the Investor under the Senior Note, we also entered into a Security Agreement (the “March Security Agreement”) with and in favor of the Investor. Our subsidiaries are also parties to the Security Agreement.

The transactions contemplated by the March SPA were consummated on March 15, 2023 (the “March SPA Issue Date”). Upon the funding, we sold and issued the March Senior Note and granted the March Warrant. Pursuant to the March SPA, the purchase price for the March Senior Note was $475,000, less $43,500 in fees, which consisted of an 8% “original issue discount” of $38,000 and $5,500 for the Investor’s legal fees.

The March Senior Note is due 12 months from its issuance date and is secured by all of our assets and the assets of each of our subsidiaries pursuant to the March Security Agreement. The security interest granted to the Investor under the March Security Agreement is subordinate to the continuing security interest that remains in effect pursuant to the previous grant of a security interest in connection with a still-outstanding debenture to an earlier investor. Initially, the March Senior Note is convertible into shares of our Common Stock (the “March Conversion Shares”) at a fixed conversion price of $0.0045 per share, subject to adjustment due to merger, consolidation, exchange of shares, recapitalization, reorganization, or similar event as set forth in the March Senior Note (the “March Conversion Price”). The March Senior Note contains an adjustment provision that, subject to certain exceptions, reduces the conversion price if we issue shares of our Common Stock or common stock equivalents at a price lower than the then-current March Conversion Price of the March Senior Note. Upon any stock splits, reverse stock splits, distributions, stock dividends, or other similar event, the Investor will be entitled to participate in such an event on an “as converted” basis. The March Senior Note is subject to a “conversion blocker” such that the Investor cannot convert any portion of the March Senior Note that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of our Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the March Senior Note or exercise of the March Warrant that had not then been converted or exercised, respectively). The Investor does not have the right to convert the March Senior Note until six months after the March SPA Issue Date. March The Senior Note accrues interest at an annual rate equal to 10% and is due and payable on its maturity date (or sooner if the Investor converts the March Senior Note or otherwise accelerates the maturity date, as provided for in the March Senior Note). Interest is payable in cash on the maturity date or, in shares of the Common Stock at the then-current March Conversion Price if the Investor converts the March Senior Note or otherwise accelerates the maturity date, as provided for in the March Senior Note.

At our option, we have the right to redeem, in full, the outstanding principal and interest under the March Senior Note prior to its maturity date; provided, that, as of the date of the then-holder’s receipt of the redemption notice, there has not been a March Event of Default. We must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a $750 administrative fee (the “March Redemption Amount”). We must provide seven Trading Days’ (as such term is defined in the March Senior Note) prior notice to the then-holder of the March Senior Note of our intent to make a redemption. If such notice of redemption is received six months after the March SPA Issue Date, the then-holder has the right to convert any or all of such to-be-prepaid amount into shares of our Common Stock in accordance with the conversion provisions of the March Senior Note prior to such redemption.

Further, commencing on May 10, 2023, and continuing on the tenth day of each calendar month thereafter, we are required to redeem an amount equivalent to the sum of $2.00 for each 12-count case of our beverages that we sell in the ordinary course, calculated two months in arrears. Accordingly, the first redemption payment is due and payable on May 10, 2023 for the cases sold during the month of March, 2023. Mandatory redemption payments are based upon revenues recognized by us in accordance with US GAAP for each such month, rather than upon the receipt by us of funds received from sales during a relevant month. The above-referenced seven trading days’ prior notice and conversion provisions do not apply to any of the mandatory redemption payments.

We also granted the March Warrant to purchase up to an aggregate of the 80,000,000 March Warrant Shares. The March Warrant has a five-year term and is immediately exercisable at an exercise price of $0.0045 per share, subject to adjustment and is exercisable by the then-holder on a “cashless” basis.

The March Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if we issue shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the March Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will result in an equitable adjustment of the exercise price of the March Warrant and, in certain circumstances, the number of March Warrant Shares. The March Warrant is subject to an “exercise blocker,” such that the Investor cannot exercise any portion of the March Warrant that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of our Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the March Warrant or conversion of the March Senior Note that had not then been exercised or converted, respectively).

April 2023 Securities Purchase Agreement

Pursuant to a Securities Purchase Agreement dated as of April 25, 2023 (the “April SPA”), we completed a private placement of a Senior Secured Promissory Note (the “April Senior Note”) with an initial principal amount of $230,000 and the grant of a Common Stock Purchase Warrant (the “April Warrant”) that is exercisable for the purchase of up to an aggregate of 43,600,000 shares (the “April Warrant Shares”) of our Common Stock with a third-party investor (the “Mast Hill”). In addition, to secure our obligations to Mast Hill under the April Senior Note, we also entered into a Security Agreement (the “April Security Agreement”) with and in favor of Mast Hill. Our subsidiaries are also parties to the April Security Agreement.

The transactions contemplated by the April SPA were consummated on April 28, 2023 (the “April SPA Issue Date”). Upon the funding, we sold and issued the April Senior Note and granted the April Warrant. Pursuant to the April SPA, the purchase price for the April Senior Note was $230,000, less $21,900 in fees, which consisted of an 8% “original issue discount” of $18,400 and $3,500 for Mast Hill’s legal fees. In connection with this transaction, we paid Darbie a $6,400 fee.

The April Senior Note is due 12 months from its issuance date and is secured by all of our assets and the assets of each of our subsidiaries pursuant to the April Security Agreement. The security interest granted to Mast Hill under the April Security Agreement is subordinate to the March Security Agreement. Initially, the April Senior Note is convertible into shares of our Common Stock (the “April Conversion Shares”) at a fixed conversion price of $0.004 per share, subject to adjustment due to merger, consolidation, exchange of shares, recapitalization, reorganization, or similar event as set forth in the April Senior Note (the “April Conversion Price”). The April Senior Note contains an adjustment provision that, subject to certain exceptions, reduces the conversion price if we issue shares of our Common Stock or common stock equivalents at a price lower than the then-current April Conversion Price of the April Senior Note. Upon any stock splits, reverse stock splits, distributions, stock dividends, or other similar event, Mast Hill will be entitled to participate in such an event on an “as converted” basis. The April Senior Note is subject to a “conversion blocker” such that Mast Hill cannot convert any portion of the April Senior Note that would result in Mast Hill and its affiliates holding more than 4.99% of the then-issued and outstanding shares of our Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the April Senior Note or exercise of the April Warrant that had not then been converted or exercised, respectively). Mast Hill does not have the right to convert the April Senior Note until six months after the April SPA Issue Date. The April Senior Note accrues interest at an annual rate equal to 10% and is due and payable on its maturity date (or sooner if Mast Hill converts the April Senior Note or otherwise accelerates the maturity date, as provided for in the April Senior Note). Interest is payable in cash on the maturity date or, in shares of the Common Stock at the then-current April Conversion Price if Mast Hill converts the April Senior Note or otherwise accelerates the maturity date, as provided for in the April Senior Note.

At our option, we have the right to redeem, in full, the outstanding principal and interest under the April Senior Note prior to its maturity date; provided, that, as of the date of the then-holder’s receipt of the redemption notice, there has not been an Event of Default. We must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a $750 administrative fee (the “April Redemption Amount”). We must provide seven Trading Days’ (as such term is defined in the April Senior Note) prior notice to the then-holder of the April Senior Note of our intent to make a redemption. If such notice of redemption is received six months after the April SPA Issue Date, the then-holder has the right to convert any or all of such to-be-prepaid amount into shares of our common Stock in accordance with the conversion provisions of the April Senior Note prior to such redemption.

Further, commencing on May 10, 2023, and continuing on the tenth day of each calendar month thereafter, we are required to redeem an amount equivalent to the sum of $2.00 for each 12-count case of our beverages that we sell in the ordinary course, calculated two months in arrears. Accordingly, the first redemption payment is due and payable on May 10, 2023 for the cases sold during the month of March, 2023. Mandatory redemption payments are based upon revenues recognized by us in accordance with US GAAP for each such month, rather than upon the receipt by us of funds received from sales during a relevant month. The above-referenced seven trading days’ prior notice and conversion provisions do not apply to any of the mandatory redemption payments.

Notwithstanding the foregoing, if we have paid the mandatory case prepayment to Mast Hill during an applicable calendar month pursuant to the March Senior Note, then we do not have an obligation to make a mandatory case prepayment in that applicable calendar month with respect to the April Senior Note.

First Amendment to Secured Debenture

On March 23, 2023, the Company entered into a First Amendment to Secured Debenture (the “First Amendment”) to amend a Secured Debenture (the “Debenture”), dated as of March 25, 2022. The original note was in the principal amount of $250,000 and matured on March 24, 2023. The Debenture is amended and restated in its entirety with the following terms i) note payable matures March 24, 2024; ii) interest shall accrue on the outstanding principal at a rate equal to twelve percent (12%) per annum; iii) monthly payments of principal and interest shall be made in the amount of $22,212 starting April 24, 2023 until the maturity date, which the entirety of the balance of principal plus interest is due.

2023 Equity Purchase Agreement

Pursuant to an Equity Purchase Agreement (the “Purchase Agreement”) dated as of March 30, 2023 (the “EPA”), the Company (i) agreed to sell to the same entity with whom we had entered into the Securities Purchase Agreement dated as of March 13, 2023 up to Five Million Dollars ($5,000,000.00) (the “Maximum Commitment Amount”) of shares of our Common Stock (the “Put Shares”) and (ii) granted to that Investor a Common Stock Purchase Warrant (the “Warrant”) that is exercisable for the purchase of up to an aggregate of 56,000,000 shares (the “Warrant Shares”) of our Common Stock.

Upon the terms and conditions set forth in the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor, by delivery to the Investor of a Put Notice from time to time, to purchase shares of our Common Stock (i) in a minimum amount not less than $25,000.00 and (ii) in a maximum amount up to the lesser of (a) $500,000.00 or (b) 150% of the Average Daily Trading Value of our Common Stock (as defined in the Purchase Agreement). At any time and from time to time through and including March 30, 2025 (the “Commitment Period”), except as provided in the Purchase Agreement, the Company may deliver a Put Notice to the Investor.

The Commitment Period commences on the Execution Date, and ends on the earlier of (i) the date on which the Investor shall have purchased Put Shares pursuant to the Purchase Agreement equal to the Maximum Commitment Amount, (ii) March 30, 2025, (iii) written notice of termination by the Company to the Investor (which shall not occur during any Valuation Period or at any time that the Investor holds any of the Put Shares), (iv) the Registration Statement for the Put Shares is no longer effective after its initial effective date, or (v) the date that, pursuant to or within the meaning of any Bankruptcy Law, the Company commences a voluntary case or any person commences a proceeding against the Company, a Custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors.

We also granted the Warrant to purchase up to an aggregate of the 56,000,000 Warrant Shares. The Warrant has a five-year term and is immediately exercisable at an exercise price of $0.0045 per share, subject to adjustment and is exercisable by the then-holder on a “cashless” basis. The Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if we issue shares of Common Stock or common stock equivalents at a price lower than the then-current exercise price of the Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will result in an equitable adjustment of the exercise price of the Warrant and, in certain circumstances, the number of Warrant Shares. The Warrant is subject to an “exercise blocker,” such that the Investor cannot exercise any portion of the Warrant that would result in the Investor and its affiliates holding more than 4.99% of the then-issued and outstanding shares of Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the Warrant or Put Notice that had not then been exercised, respectively).

Amendments to Articles of Incorporation or Bylaws

On February 13, 2023, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its amended and restated Certificate of Incorporation (the “Certificate of Amendment”) to increase the number of the Company’s authorized shares of common stock, par value $0.00001 per share (the “Common Stock”), from two billion five hundred million (2,500,000,000) shares to ten billion five hundred million (10,500,000,000) shares. A copy of the Certificate of Amendment is attached hereto as Exhibit 3.7 and incorporated herein by reference.

On February 13, 2023, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock (the “Series C Certificate of Amendment”) to increase the number of designated shares of such series from two hundred fifty (250) shares, par value $0.0001 per share, to two thousand (2,000) shares, par value $0.0001 per share.

Departure of Director

On December 31, 2022, Mr. William J. Outlaw resigned from his position as Director of Kona Gold Beverages, Inc. (the “Company”), which resignation was effective on that date. Mr. Outlaw’s resignation was not the result of any disagreement between the Company and him on any matter relating to the Company’s operations, policies, or practices.

Expiration of YA II Warrants

The 20,000,000 warrants granted by the Company to YA II on May 14, 2020, expired unexercised on May 14, 2023.